Summary of Significant Accounting Policies - Schedule of Inputs Into the Respective Models (Detail) - Rigetti Computing, Inc	Mar. 31, 2022 shares yr	Mar. 02, 2022 yr shares
Stock Price
Valuation Assumptions	6.3	9.43
Simulated trading days
Valuation Assumptions	1,178	1,198
Volatility
Valuation Assumptions	86	77
Risk-free Rate
Valuation Assumptions	2.42	1.74
Estimated time to expiration
Valuation Assumptions | yr	5	5